Intangible Assets, Net - Net carrying amount of goodwill, indefinite-lived trademarks and concessions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	$ 35,886,434
Balance at end of the period	43,063,516	$ 35,886,434
Amount of pre-tax impairment charge	(1,479,511)	(1,245,334)	$ (1,985,445)
Goodwill
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	14,112,626	14,112,626
Acquisitions	1,000
Balance at end of the period	14,113,626	14,112,626	14,112,626
Goodwill | Content
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	241,973	241,973
Balance at end of the period	241,973	241,973	241,973
Goodwill | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	13,793,684	13,793,684
Acquisitions	1,000
Balance at end of the period	13,794,684	13,793,684	13,793,684
Goodwill | Other Businesses
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	76,969	76,969
Balance at end of the period	76,969	76,969	76,969
Indefinite-lived trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	615,147	776,272
Retirements		(71,157)
Foreign Currency Translation Adjustments	12	(371)
Impairment adjustments	(135,750)	(89,597)
Balance at end of the period	479,409	615,147	776,272
Indefinite-lived trademarks | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	368,603	368,603
Balance at end of the period	368,603	368,603	368,603
Indefinite-lived trademarks | Other Businesses
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	246,544	407,669
Retirements		(71,157)
Foreign Currency Translation Adjustments	12	(371)
Impairment adjustments	(135,750)	(89,597)
Balance at end of the period	110,806	246,544	407,669
Concessions
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	15,166,067	15,719,572
Transfers		(553,505)
Balance at end of the period	15,166,067	15,166,067	15,719,572
Concessions | Content
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period		553,505
Transfers		(553,505)
Balance at end of the period			553,505
Concessions | Cable
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	15,070,025	15,070,025
Balance at end of the period	15,070,025	15,070,025	15,070,025
Concessions | Sky
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	96,042	96,042
Balance at end of the period	96,042	96,042	$ 96,042
Trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Amount of pre-tax impairment charge	(135,750)	(89,597)
Intangible Assets with Finite Useful Lives
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	5,992,594
Balance at end of the period	13,304,414	5,992,594
Intangible Assets with Finite Useful Lives | Concessions
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	442,804
Balance at end of the period	332,103	442,804
Intangible Assets with Finite Useful Lives | Trademarks
Changes in the net carrying amount of goodwill, indefinite-lived trademarks and concessions
Balance at beginning of the period	794,347
Balance at end of the period	$ 321,520	$ 794,347